INTANGIBLE ASSETS - Assumptions (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2030 ARS ($) loan	Dec. 31, 2029 ARS ($) loan	Dec. 31, 2028 ARS ($) loan	Dec. 31, 2027 ARS ($) loan	Dec. 31, 2026 ARS ($) loan	Dec. 31, 2025 ARS ($) loan
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections financial budget period						5 years
Inflation (end of period) (as percent)						31.50%
Inflation (average) (as a percent)						113.50%
Cost of funding (average) (as a percent)						35.70%
Loan's interest rate (average)						51.40%
Number of borrowings originated by Micro Lending | loan						320,727
InvertirOnline'Operating income | $						$ 41,599
Increase in weighted average cost of capital (as a percent)						5.00%
Forecast
Disclosure of reconciliation of changes in goodwill [line items]
Inflation (end of period) (as percent)	6.20%	6.20%	6.20%	9.40%	21.60%
Inflation (average) (as a percent)	6.20%	6.20%	7.20%	14.90%	24.40%
Cost of funding (average) (as a percent)	7.30%	10.80%	14.40%	19.40%	26.10%
Loan's interest rate (average)	18.40%	22.70%	27.30%	33.60%	41.80%
Number of borrowings originated by Micro Lending | loan	1,079,512	944,049	816,865	640,505	428,203
InvertirOnline'Operating income | $	$ 172,271	$ 140,263	$ 112,964	$ 91,886	$ 70,116